Discontinued Operations Cash flows related to discontinued operations (Details) - Hawaii Operations - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows related to discontinued operations
Operating activities			$ (3)	$ 71	$ 193
Investing activities			$ 0	$ 537	$ (19)
Net Cash Provided by (Used in) Discontinued Operations	$ 0	$ 0